Value Line Small Cap Opportunities Fund, Inc.
Schedule of Investments (unaudited)
September 30, 2023

Shares		Value
COMMON STOCKS 97.0%
CONSUMER DISCRETIONARY 10.4%
	APPAREL 1.4%
71,700	Crocs, Inc.(1)	$6,326,091
	AUTO PARTS & EQUIPMENT 0.5%
16,500	Visteon Corp.(1)	2,278,155
	ENGINEERING & CONSTRUCTION 1.3%
24,400	TopBuild Corp.(1)	6,139,040
	ENTERTAINMENT 2.6%
102,272	Churchill Downs, Inc.	11,867,643
	HOME BUILDERS 1.8%
20,800	Cavco Industries, Inc.(1)	5,525,728
24,000	LCI Industries(2)	2,818,080
		8,343,808
	HOUSEHOLD PRODUCTS 0.6%
23,000	Helen of Troy Ltd.(1)	2,680,880
	LEISURE TIME 0.5%
42,700	Planet Fitness, Inc. Class A(1)	2,099,986
	RETAIL 1.7%
41,600	Texas Roadhouse, Inc.	3,997,760
21,800	Wingstop, Inc.	3,920,512
		7,918,272
		47,653,875
CONSUMER STAPLES 2.7%
	FOOD 2.7%
69,900	J & J Snack Foods Corp.	11,439,135
5,600	Lancaster Colony Corp.	924,168
		12,363,303
FINANCIALS 11.1%
	BANKS 1.8%
206,496	First Financial Bankshares, Inc.	5,187,179
38,900	Walker & Dunlop, Inc.	2,887,936
		8,075,115
	DIVERSIFIED FINANCIALS 1.4%
104,422	Stifel Financial Corp.	6,415,688
	INSURANCE 7.9%
44,400	Primerica, Inc.	8,614,044
131,900	RLI Corp.	17,923,891
96,293	Selective Insurance Group, Inc.	9,934,549
		36,472,484
		50,963,287
HEALTHCARE 10.4%
	COMMERCIAL SERVICES 0.7%
40,651	AMN Healthcare Services, Inc.(1)	3,462,652
	HEALTHCARE PRODUCTS 3.6%
22,700	CONMED Corp.	2,289,295
20,300	iRhythm Technologies, Inc.(1)	1,913,478
220,462	Neogen Corp.(1)	4,087,366
56,200	Omnicell, Inc.(1)	2,531,248
18,100	Penumbra, Inc.(1)	4,378,571
5,574	STERIS PLC	1,223,047
		16,423,005
Shares		Value
COMMON STOCKS 97.0% (continued)
HEALTHCARE 10.4% (continued)
	HEALTHCARE SERVICES 6.1%
19,000	Chemed Corp.	$9,874,300
76,500	Ensign Group, Inc.	7,109,145
15,900	Medpace Holdings, Inc.(1)	3,849,867
77,800	US Physical Therapy, Inc.	7,136,594
		27,969,906
		47,855,563
INDUSTRIALS 41.1%
	BUILDING MATERIALS 5.6%
208,500	AAON, Inc.	11,857,395
26,500	Lennox International, Inc.	9,922,660
64,000	Trex Co., Inc.(1)	3,944,320
		25,724,375
	COMMERCIAL SERVICES 4.3%
20,100	ASGN, Inc.(1)	1,641,768
36,200	FTI Consulting, Inc.(1)	6,458,442
198,800	Healthcare Services Group, Inc.	2,073,484
33,200	Insperity, Inc.	3,240,320
55,400	TriNet Group, Inc.(1)	6,452,992
		19,867,006
	COMPUTERS 4.8%
25,600	CACI International, Inc. Class A(1)	8,036,608
397,500	ExlService Holdings, Inc.(1)	11,145,900
35,900	MAXIMUS, Inc.	2,681,012
		21,863,520
	DISTRIBUTION/WHOLESALE 1.6%
45,100	SiteOne Landscape Supply, Inc.(1)	7,371,595
	ELECTRICAL EQUIPMENT 1.1%
55,100	EnerSys	5,216,317
	ELECTRONICS 2.5%
93,000	Woodward, Inc.	11,556,180
	ENGINEERING & CONSTRUCTION 7.0%
53,300	Comfort Systems USA, Inc.	9,082,853
42,600	EMCOR Group, Inc.	8,962,614
163,700	Exponent, Inc.	14,012,720
		32,058,187
	HAND/MACHINE TOOLS 1.4%
24,300	Franklin Electric Co., Inc.	2,168,289
27,400	MSA Safety, Inc.	4,319,610
		6,487,899
	MACHINERY - DIVERSIFIED 4.5%
23,300	Applied Industrial Technologies, Inc.	3,602,413
13,500	Kadant, Inc.	3,044,925
37,600	Toro Co.	3,124,560
61,647	Watts Water Technologies, Inc. Class A	10,653,835
		20,425,733
	METAL FABRICATE/HARDWARE 2.7%
52,500	RBC Bearings, Inc.(1)	12,291,825
	MISCELLANEOUS MANUFACTURERS 3.3%
19,400	Carlisle Cos., Inc.	5,029,644
See Supplementary Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued)

Shares		Value
COMMON STOCKS 97.0% (continued)
INDUSTRIALS 41.1% (continued)
	MISCELLANEOUS MANUFACTURERS 3.3% (continued)
25,300	EnPro Industries, Inc.	$3,066,107
113,103	Federal Signal Corp.	6,755,642
		14,851,393
	RETAIL 0.4%
48,600	Rush Enterprises, Inc. Class A	1,984,338
	TEXTILES 0.3%
8,500	Unifirst Corp.	1,385,585
	TRANSPORTATION 1.3%
33,800	Landstar System, Inc.	5,980,572
	TRUCKING & LEASING 0.3%
11,500	GATX Corp.	1,251,545
		188,316,070
INFORMATION TECHNOLOGY 16.2%
	COMMERCIAL SERVICES 0.5%
36,600	Alarm.com Holdings, Inc.(1)	2,237,724
	COMPUTERS 1.9%
60,800	Crane NXT Co.	3,378,656
14,700	Insight Enterprises, Inc.(1)	2,138,850
21,700	Qualys, Inc.(1)	3,310,335
		8,827,841
	ELECTRICAL EQUIPMENT 0.5%
9,200	Littelfuse, Inc.	2,275,344
	ELECTRONICS 2.5%
57,800	Badger Meter, Inc.	8,315,686
16,000	Sanmina Corp.(1)	868,480
21,400	TD SYNNEX Corp.	2,137,004
		11,321,170
	INTERNET 2.5%
177,100	ePlus, Inc.(1)	11,249,392
	MISCELLANEOUS MANUFACTURERS 1.3%
35,700	Fabrinet(1)	5,948,334
	SOFTWARE 7.0%
54,700	Everbridge, Inc.(1)	1,226,374
83,900	Five9, Inc.(1)	5,394,770
104,500	SPS Commerce, Inc.(1)	17,828,745
76,400	Workiva, Inc.(1)	7,742,376
		32,192,265
		74,052,070
MATERIALS 4.1%
	CHEMICALS 1.7%
30,300	Balchem Corp.	3,758,412
26,700	Quaker Chemical Corp.(2)	4,272,000
		8,030,412
	PACKAGING & CONTAINERS 2.4%
28,200	AptarGroup, Inc.	3,526,128
172,600	Silgan Holdings, Inc.	7,440,786
		10,966,914
		18,997,326
Shares		Value
COMMON STOCKS 97.0% (continued)
UTILITIES 1.0%
	WATER 1.0%
59,900	American States Water Co.	$4,712,932
TOTAL COMMON STOCKS (Cost $263,574,001)		444,914,426
SHORT-TERM INVESTMENTS 3.4%
	MONEY MARKET FUNDS 3.4%
15,170,530	State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.29%(3)	15,170,530
230,078	State Street Navigator Securities Lending Government Money Market Portfolio(4)	230,078
		15,400,608
TOTAL SHORT-TERM INVESTMENTS (Cost $15,400,608)		15,400,608
TOTAL INVESTMENTS IN SECURITIES 100.4% (Cost $278,974,609)		$460,315,034
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.4)%		(1,607,367)
NET ASSETS(5) 100.0%		$458,707,667

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of September 30, 2023, the market value of the securities on loan was $10,743,110.
(3)	Rate reflects 7 day yield as of September 30, 2023.
(4)
Securities with an aggregate market value of
$10,743,110 were out on loan in exchange for $230,078
of cash collateral as of September 30, 2023. The
collateral was invested in a cash collateral reinvestment
vehicle.

(5)
For federal income tax purposes, the aggregate cost was
$278,974,609, aggregate gross unrealized appreciation
was $196,566,464, aggregate gross unrealized
depreciation was $15,226,039 and the net unrealized
appreciation was $181,340,425.

See Supplementary Notes to Financial Statements.

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Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2023:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$444,914,426	$—	$—	$444,914,426
Short-Term Investments	15,400,608	—	—	15,400,608
Total Investments in Securities	$460,315,034	$—	$—	$460,315,034

*	See Schedule of Investments for further breakdown by category.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended September 30, 2023, there were no Level 3 investments.

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